Shareholder Report	12 Months Ended	82 Months Ended
	Jun. 30, 2024 USD ($) Holdings	Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	Amendment
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
UVA Unconstrained Medium-Term Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	UVA Unconstrained Medium-Term Fixed Income ETF
Class Name	UVA Unconstrained Medium-Term Fixed Income ETF
Trading Symbol	FFIU
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT JUNE 30, 2024
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	This Annual shareholder report contains important information about UVA Unconstrained Medium-Term Fixed Income ETF for the period July 1, 2023 to June 30, 2024. You can fnd additional information about the Fund at https://etfpages.com/FFIU. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://etfpages.com/FFIU
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FFIU	$50.94	0.50%

Expenses Paid, Amount	$ 50.94
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the twelve months ended June 30, 2024, the Fund returned 3.53%. The Fund outperformed its benchmark, the Bloomberg US Aggregate Bond Total Return Index, which returned 2.63% for the same period.

What Factors Influenced Performance

The outperformance was largely due to the Fund’s larger holdings of corporate issues versus the benchmark, and the fact that the Fund held a larger than normal cash position as interest rates were rising.

Top Contributors to Performance:

•	A larger than normal cash position in the Fund early in the fiscal year, which cushioned the Fund against rising interest rates late in 2023.

•	Higher coupon payments due to the Fund’s owning more corporate paper as a percentage of the portfolio compared to the benchmark.

Top Detractors from Performance:

•	Long-term Treasury securities purchased in 2022, prior to the Fed’s rate hiking cycle.

How did the Fund perform since inception?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns

			Since
			Inception
	1 year	5 year	8/18/17
FFIU	3.53%	0.12%	0.94%
Bloomberg US Aggregate Bond Index	2.63%	-0.23%	0.94%

Visit https://etfpages.com/FFIU for more recent performance information.

Performance Inception Date		Aug. 18, 2017
Net Assets	$ 42,120,806	$ 42,120,806
Holdings Count | Holdings	120	120
Advisory Fees Paid, Amount	$ 1,769
Investment Company, Portfolio Turnover	26.49%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$42,120,806
Number of Holdings	120
Net Advisory Fee Paid	$1,769
Annual Portfolio Turnover	26.49%

Holdings [Text Block]	What did the Fund invest in? (as of June 30, 2024) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top 10 Holdings	(% of net assets)
Freddie Mac Pool, 5.000% 4/1/53	4.25%
Charles Schwab Corp/The, 5.375% 6/1/25	3.52%
Fannie Mae Pool, 5.500% 10/1/53	3.12%
United States Treasury Bonds, 2.250% 2/15/52	2.28%
United States Treasury Bonds, 4.000% 11/15/42	2.20%
Fannie Mae Pool, 5.000% 6/1/53	2.14%
United States Treasury Bonds, 3.625% 8/15/43	2.07%
eBay Inc, 4.000% 7/15/42	2.03%
United States Treasury Bonds, 3.125% 2/15/43	1.74%
Freddie Mac Pool, 6.000% 10/1/53	1.67%

Accountant Change Statement [Text Block]

Changes in and Disagreements with Accountants

In September 2023, Cohen & Company, Ltd. (“Cohen”) was dismissed as the independent registered public accounting firm for the Fund and Tait, Weller & Baker, LLP (“Tait Weller”) was appointed. During the fiscal year ended June 30, 2024 and for the interim period ended September 14, 2023, there were no disagreements with Cohen on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which, if not resolved to the satisfaction of Cohen, would have caused it to make a reference in connection with its opinion to the subject matter of the disagreement.

For additional information about the Fund; including its prospectus, fnancial information, holdings and proxy voting information, visit https://etfpages.com/FFIU.